UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: March 31, 2009





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management, Co. LLC

295 Devonshire Street

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management, Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, April 10, 2009





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    12

Form 13F information Table Value Total:    $1003

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Axcelis Technologies, Inc.     COM              054540109        4    11185 SH       SOLE                    11185
Centennial Communications Corp COM              15133v208      107    13000 SH       SOLE                    13000
Emageon Inc.                   COM              29076v109       55    30000 SH       SOLE                    30000
NOVA Chemicals Corporation     COM              66977w109       58    10000 SH       SOLE                    10000
Nuveen Senior Income Fund      COM              67067y104       77    23900 SH       SOLE                    23900
Provident Bankshares Corporati COM              743859100      190    27000 SH       SOLE                    27000
Putnam Master Intermdiate Inco COM              746909100      107    25000 SH       SOLE                    25000
SiRF Technology Holdings, Inc. COM              82967h101       92    40000 SH       SOLE                    40000
Sorin S.p.A.                   COM              foreign         18    27185 SH       SOLE                    27185
Zi Corporation                 COM              988918108       91   132600 SH       SOLE                   132600
hi/fn inc.                     COM              428358105       99    25000 SH       SOLE                    25000
thinkorswim Group, Inc.        COM              88409c105      104    12000 SH       SOLE                    12000